Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (41,321)	$ (3,189,205)	$ (1,160,446)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	78,458	75,501	76,246
Allowance (recovery) of CECL - trade receivable, net		134,960	(159,509)
(Gain) loss on foreign currency transactions	36,675	(80,603)	(18,762)
Gain on conversion of functional currency from US $ to GBP - MD Local			(80,887)
Loss on sale of assets		1,369	12
Gain on valuation of warrants	(965,095)	493,274
Gain on deconsolidation	(174,792)	(14,404)
Non cash interest expense			(5,026)
Changes in deferred tax assets			10,835
Changes in operating assets and liabilities:
Decrease in accounts receivables		9,374	935,537
(Increase) decrease in other receivables	(14,019)	2,536	(2,051)
(Increase) decrease in prepaid expense	1,231	(107,295)	15,726
(Decrease) increase in accounts payable and accrued expenses	(1,259)	113,976	(207,250)
(Decrease) increase in VAT and other tax payable	(3,954)	4,424	(5,637)
(Decrease) increase in related party payable	(3,272)	3,444
(Decrease) increase in deferred income		(1,486)	1,847
Net Cash Used in Operating Activities	(1,087,348)	(1,060,717)	(599,365)
Cash Flows from Investing Activities:
Purchase of fixtures,office equipment and improvements	(362,526)	(35,748)	(106,544)
Proceeds from disposal of assets			1,384
Loan repayment received			66,376
Cash disposed of from deconsolidation of VIE	(119)
Net Cash Used in Investing Activities	(362,645)	(35,748)	(38,784)
Cash Flows from Financing Activities:
Repayment of short term loans			(363,089)
Proceeds from private placement		2,450,002
Costs of private placement		(256,500)
Proceeds from exercise series warrants A and B	324,000	232,958
Net Cash Provided by (Used in) Financing Activities	324,000	2,426,460	(363,089)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(362)	(6,666)	71,585
Net (decrease) increase in cash, cash equivalents and restricted cash	(1,126,355)	1,323,329	(929,653)
Cash, cash equivalents, and restricted cash - beginning of the period	1,826,834	503,505	1,433,158
Cash, cash equivalents, and restricted cash - end of the period	700,479	1,826,834	503,505
Cash and cash equivalents	700,479	1,826,641	499,654
Restricted foreign currency		193	3,851
Total cash, cash equivalents, and restricted cash	700,479	1,826,834	$ 503,505
Non-cash investing and financing activities
Share-based compensation applied to construction in progress		50,925
Reclassification of warrant liability to equity upon exercise of warrants	$ 126,180
Employees
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation		1,130,249
Executive officers
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation		$ 363,169